Long-term incentive plan (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2025
Long-term Incentive Plan
Post-employment benefit expense in profit or loss, defined benefit plans	R$ 31,665	R$ 50,466
Cash repayments of advances and loans from related parties	R$ 14,667	R$ 28,112
Share-based compensation, shares	2,392,125,889	2,420,804,398	5,000,000
Repurchase of shares	1,600,000